Schedule of independent actuaries estimate for the expense amount (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current service cost	R$ 18	R$ 17
Interest on the actuarial obligation	1,594
Expected return on the assets of the Plan	(941)
Estimated total expense in 2022 as per actuarial report	671
Pension Plans And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Current service cost	2	1
Interest on the actuarial obligation	1,224
Expected return on the assets of the Plan	(941)
Estimated total expense in 2022 as per actuarial report	285
Health Plan [member]
IfrsStatementLineItems [Line Items]
Current service cost	16	14
Interest on the actuarial obligation	363
Expected return on the assets of the Plan
Estimated total expense in 2022 as per actuarial report	379
Dental Plan [member]
IfrsStatementLineItems [Line Items]
Current service cost
Interest on the actuarial obligation	7
Expected return on the assets of the Plan
Estimated total expense in 2022 as per actuarial report	7
life insurance [member]
IfrsStatementLineItems [Line Items]
Current service cost		R$ 2
Interest on the actuarial obligation
Expected return on the assets of the Plan
Estimated total expense in 2022 as per actuarial report